Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Balance Sheets

	As of December 31,
	2017	2018
	US$	US$
Assets
Cash and cash equivalents	7,349	40,527

Total current assets	7,349	40,527
Interests in subsidiaries and variable interest entities	1,305,224	1,400,180

Total assets	1,312,573	1,440,707

Liabilities and shareholders’ equity
Matching loans	—	610,250
Accrued liabilities	568	722

Total current liabilities	568	610,972

Total liabilities	568	610,972

Shareholders’ equity
Class A ordinary shares (par value $0.01; 200,000 authorized; 35,186 and 36,251 issued and outstanding as of December 31, 2017 and 2018, respectively)	379	390
Class B ordinary shares (par value $0.01; 97,740 authorized; 70,250 and 70,250 issued and outstanding as of December 31, 2017 and 2018, respectively)	703	703
Additional paid-in capital	138,750	132,289
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2017 and 2018)	(35,323)	(35,323)
Statutory reserves	14,277	20,568
Retained earnings	1,197,617	775,972
Accumulated other comprehensive loss	(4,398)	(64,864)

Total shareholders’ equity	1,312,005	829,735

Total liabilities and shareholders’ equity	1,312,573	1,440,707

Condensed Statements of Comprehensive Income

	For the year ended December 31,
	2016	2017	2018
	US$	US$	US$
Operating expenses/(benefit)
General and administrative	11,937	18,900	(5,526)

Total operating expenses/(benefit)	11,937	18,900	(5,526)

Operating profit/(loss)	(11,937)	(18,900)	5,526
Share of profit of subsidiaries and variable interest entities	149,183	127,712	87,043
Interest income/(expense), net	(2,299)	22	(8,237)
Other non-operating income	10,000	—	—

Income before income tax expense	144,947	108,834	84,332

Net income	144,947	108,834	84,332
Other comprehensive income/(loss)	(66,325)	68,028	(60,466)

Comprehensive income	78,622	176,862	23,866

Condensed Statement of Cash Flows

	For the year ended December 31,
	2016	2017	2018
	US$	US$	US$
Net cash (used in)/provided by operating activities	4,001	(1,422)	(759)
Cash flows from investing activities:
Proceeds from time deposits	478	—	—
Proceeds relating to loans to subsidiaries	343,674	—	—
Investments in subsidiaries	—	—	(68,377)

Net cash (used in)/provided by investing activities	344,152	—	(68,377)
Cash flows from financing activities:
Proceeds from borrowings	—	—	602,000
Dividend distribution	—	—	(499,686)
Repayment of loans from offshore banks	(344,500)	—	—

Net cash (used in)/provided by financing activities	(344,500)	—	102,314

Net increase/(decrease) in cash and cash equivalents	3,653	(1,422)	33,178

Cash and cash equivalents at beginning of year	5,118	8,771	7,349

Cash and cash equivalents at end of year	8,771	7,349	40,527